Contents of Significant Accounts	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Contents of Significant Accounts
6.	CONTENTS OF SIGNIFICANT ACCOUNTS

(1)	Cash and Cash Equivalents

	As of December 31,
	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)
Cash on hand	$4,360	$6,091
Checking and savings accounts	21,699,357	25,021,265
Time deposits	50,711,803	49,139,549
Repurchase agreements collateralized by government and corporate bonds	9,259,052	9,494,834

Total	$81,674,572	$83,661,739

(2)	Financial Assets at Fair Value through Profit or Loss

	As of December 31,
	2017 (Note)	2018
	NT$ (In Thousands)	NT$ (In Thousands)
Financial assets mandatorily measured at fair value through profit or loss
Common stocks		$6,814,915
Preferred stocks		2,998,228
Funds		2,030,688
Convertible Bonds		236,905
Forward contracts		3,561

Total		$12,084,297

Designated financial assets at fair value through profit or loss
Convertible bonds	$213,180

Financial assets held for trading
Common stocks	434,630
Preferred stocks	228,508
Option	31,605

Subtotal	694,743

Total	$907,923

Current	$716,918	$528,450
Noncurrent	191,005	11,555,847

Total	$907,923	$12,084,297

On June 29, 2018, the Board of Directors of UMC resolved to exercise the call option of a joint venture agreement between FUJITSU SEMICONDUCTOR LIMITED (FSL) and UMC. The transaction was approved by the Taiwan authorities on September 26, 2018.    Upon obtaining other relevant authority’s approval of the investment application, the Company anticipates to invest NT$15.3 billion for acquiring remaining shares of MIE FUJITSU SEMICONDUCTOR LIMITED (MIFS), representing ownership interest of 84.1% and making MIFS a wholly-owned subsidiary of the Company. The change of the fair value for the call option is recorded in profit or loss.

Note:

The Company adopted IFRS 9 on January 1, 2018. The Company elected not to restate prior periods in accordance with the transition provision in IFRS 9. Please refer to Note 6(6) and Note 6(7) for available-for-sale financial assets, non-current and financial assets measured at cost, non-current,respectively, as of December 31, 2017.

(3)	Accounts Receivable, Net

	As of December 31,
	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)
Accounts receivable	$21,910,146	$23,784,141
Less: allowance for sales returns and discounts	(994,151)	—
Less: loss allowance	(39,578)	(48,152)

Net	$20,876,417	$23,735,989

Aging analysis of accounts receivable, net:

	As of December 31,
	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)
Neither past due nor impaired	$15,496,207	$18,271,304

Past due but not impaired:
≤ 30 days	4,268,772	3,407,690
31 to 60 days	444,401	739,054
61 to 90 days	138,178	545,366
91 to 120 days	124,332	365,007
≥ 121 days	404,527	407,568

Subtotal	5,380,210	5,464,685

Total	$20,876,417	$23,735,989

Movement of loss allowance for accounts receivable:

	For the years ended December 31,
	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance	$86,595	$39,578
Net charge for the period	(47,017)	8,574

Ending balance	$39,578	$48,152

The collection periods for third party domestic sales and third party overseas sales were month-end 30~60 days and net 30~120 days, respectively.

After adopting IFRS 9, an impairment analysis is performed at each reporting date to measure ECLs of accounts receivable. For receivable past due within 60 days, including not past due, the Company estimates a provision rate to calculate ECLs. A provision rate is determined based on the Company’s historical credit loss experience and customers’ current financial condition, adjusted for forward-looking factors, such as customers’ economic environment. For the receivable past due over 60 days, the Company applies the aforementioned provision rate and also individually assesses whether to recognize additional expected credit losses by considering customer’s operating situation and debt-paying ability.

The impairment losses assessed individually as of December 31, 2017 primarily resulted from the financial difficulties of the counterparties, and the amounts recognized were the difference between the carrying amount of the accounts receivable and the present value of expected collectable amounts. The Company has no collateral with respect to those accounts receivable.

(4)	Inventories, Net

	As of December 31,
	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)
Raw materials	$2,354,410	$3,766,056
Supplies and spare parts	3,007,669	3,133,737
Work in process	11,492,450	10,034,488
Finished goods	1,402,971	1,268,838

Total	$18,257,500	$18,203,119

a.

For the years ended December 31, 2016, 2017 and 2018, the Company recognized NT$114,527 million, NT$118,252 million and NT$123,795 million, respectively, in operating costs, of which NT$2,130 million, NT$2,256 million and NT$1,698 million in 2016, 2017 and 2018, respectively, were related to write-down of inventories.

b.

On February 6, 2016, an earthquake with a magnitude of 6.4 Richter struck southern Taiwan and caused financial related losses to UMC. UMC insured for losses endured due to the earthquake. As of December 31, 2016, UMC recognized losses including loss from scrapped inventory of NT$1,143 million and production line recovery expenses of NT$669 million. Furthermore, UMC received compensation from insurance claims of NT$2,646 million. The case was closed as of December 31, 2016.

c.	None of the aforementioned inventories were pledged.

(5)	Financial Assets at Fair Value through Other Comprehensive Income, Non-Current

	As of December 31,
	2017(Note)	2018
		NT$ (In Thousands)
Equity instruments
Common stocks		$11,401,451
Preferred stocks		184,026

Total		$11,585,477

The fair value of each investment in equity instrument to be measured at fair value through other comprehensive income is as follows:

		As of December 31,
Type of securities	Name of securities	2017(Note)	2018
			NT$ (In Thousands)
Common stock	SILICON INTEGRATED SYSTEMS CORP.		1,032,930
Common stock	UNIMICRON HOLDING LIMITED		561,261
Common stock	MIE FUJITSU SEMICONDUCTOR LIMITED		2,220,103
Common stock	UNIMICRON TECHNOLOGY CORP.		4,373,833
Common stock	ITE TECH. INC.		424,383
Common stock	NOVATEK MICROELECTRONICS CORP.		2,335,131
Common stock	SHIN-ETSU HANDOTAI TAIWAN CO., LTD.		453,810
Preferred stock	MTIC HOLDINGS PTE. LTD.		184,026

These investments in equity instruments are held for medium to long-term purposes and therefore are accounted for as fair value through other comprehensive income. Dividends from equity instruments designated as fair value through other comprehensive income were NT$268 million for the year ended December 31, 2018. All the amounts are related to investments held at the end of the reporting period.

Note:

The Company adopted IFRS 9 on January 1, 2018. The Company elected not to restate prior periods in accordance with the transition provision in IFRS 9. Please refer to Note 6(6) and Note 6(7) for available-for-sale financial assets, non-current and financial assets measured at cost, non-current,respectively, as of December 31, 2017.

(6)	Available-For-Sale Financial Assets, Non-Current

As of December 31, 2017
NT$ (In Thousands)
Common stocks	$17,653,513
Preferred stocks	1,865,410
Funds	1,117,409

Total	$20,636,332

(7)	Financial Assets Measured at Cost, Non-Current

As of December 31, 2017
NT$ (In Thousands)
Common stocks	$473,134
Preferred stocks	1,657,388
Funds	87,950

Total	$2,218,472

Since these financial assets mostly consisted of non-publicly traded stocks and private venture funds, for which the fair values could not be reliably measured due to lack of sufficient financial information available, the Company measured these financial assets at cost.

(8)	Investments Accounted For Under the Equity Method

a.	Details of investments accounted for under the equity method are as follows:

	As of December 31,
	2017		2018
Investee companies	Amount	Percentage of ownership or voting rights	Amount	Percentage of ownership or voting rights
	NT$ (In Thousands)		NT$ (In Thousands)
Listed companies
CLIENTRON CORP.	$264,545	22.39	$249,663	22.39
FARADAY TECHNOLOGY CORP. (FARADAY) (Note A)	1,659,807	13.78	1,483,111	13.78

Unlisted companies
WINAICO SOLAR PROJEKT 1 GMBH (Note B)	—	50.00	—	50.00
MTIC HOLDINGS PTE. LTD.	50,743	45.44	3,026	45.44
YUNG LI INVESTMENTS, INC.	42,144	45.16	2,213	45.16
WINAICO IMMOBILIEN GMBH (Note B)	—	44.78	—	44.78
UNITECH CAPITAL INC.	732,267	42.00	568,005	42.00
TRIKNIGHT CAPITAL CORPORATION	889,876	40.00	1,520,575	40.00
HSUN CHIEH INVESTMENT CO., LTD.	1,600,524	36.49	1,608,551	36.49
YANN YUAN INVESTMENT CO., LTD.	2,027,204	30.87	2,032,013	30.87
HSUN CHIEN CAPITAL CORP.	176,911	30.00	161,319	30.00
VSENSE CO., LTD.	78,294	28.63	31,544	26.89
UNITED LED CORPORATION HONG KONG LIMITED	216,707	25.14	167,953	25.14
TRANSLINK CAPITAL PARTNERS I, L.P. (Note C)	108,925	10.38	120,440	10.38
SHANDONG HUAHONG ENERGY INVEST CO., INC. (SHANDONG HUAHONG) (Note B)	—	50.00	—	—
CTC CAPITAL PARTNERS I, L.P.	32	31.40	—	—

Total	$7,847,979		$7,948,413

Note A:

Beginning from June 2015, the Company accounts for its investment in FARADAY as an associate given the fact that the Company obtained the ability to exercise significant influence over FARADAY through representation on its Board of Directors.

Note B:	SHANDONG HUAHONG, WINAICO SOLAR PROJEKT 1 GMBH and WINAICO IMMOBILIEN GMBH are joint ventures to the Company.

Note C:	The Company follows international accounting practices in equity accounting for limited partnerships and uses the equity method to account for these investees.

The carrying amount of investments accounted for using the equity method for which there are published price quotations amounted to NT$1,924 million and NT$1,733 million, as of December 31, 2017 and 2018, respectively. The fair value of these investments were NT$2,142 million and NT$1,621 million, as of December 31, 2017 and 2018, respectively.

None of the aforementioned associates and joint ventures were pledged.

b.	Financial information of associates and joint ventures:

There is no individually significant associate or joint venture for the Company. For individually immaterial associates and joint ventures, the following tables summarize the amount recognized by the Company at its share of those associates and joint ventures separately. When an associate or a joint venture is a foreign operation, and the functional currency of the foreign entity is different from the Company, an exchange difference arising from translation of the foreign entity will be recognized in other comprehensive income (loss). Such exchange differences recognized in other comprehensive income (loss) in the financial statements for the years ended December 31, 2016, 2017 and 2018 were NT$(83) million, NT$45 million and NT$(16) million, respectively, which were not included in the following table.

(i)	The aggregate amount of the Company’s share of all its individually immaterial associates that are accounted for using the equity method was as follows:

	For the years ended December 31,
	2016	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Profit (Loss) from continuing operations	$(270,060)	$77,589	$(616,665)
Post-tax profit from discontinued operations	—	80,248	—
Other comprehensive income (loss)	(187,891)	526,773	(82,871)

Total comprehensive income (loss)	$(457,951)	$684,610	$(699,536)

(ii)	The aggregate amount of the Company’s share of all its individually immaterial joint ventures that are accounted for using the equity method was as follows:

	For the years ended December 31,
	2016	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Loss from continuing operations	$(45,606)	$—	$—
Other comprehensive income (loss)	—	—	—

Total comprehensive loss	$(45,606)	$—	$—

(9)	Property, Plant and Equipment

	As of December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Land	$1,314,402	$1,314,402
Buildings	21,112,807	19,841,058
Machinery and equipment	160,497,062	139,213,317
Transportation equipment	18,751	20,921
Furniture and fixtures	2,038,816	1,908,214
Leasehold improvement	4,353	3,869
Construction in progress and equipment awaiting inspection	20,755,490	10,544,814

Net	$205,741,681	$172,846,595

Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2017	$1,314,402	$37,042,323	$785,442,975	$78,314	$6,826,957	$69,245	$45,048,631	$875,822,847
Additions	—	—	—	—	—	—	31,140,639	31,140,639
Disposals	—	—	(3,200,814)	(5,774)	(40,115)	(14,785)	—	(3,261,488)
Transfers and reclassifications	—	1,479,439	55,836,583	4,268	924,252	1,534	(54,921,519)	3,324,557
Exchange effect	—	(448,102)	(11,809,825)	(1,026)	(35,296)	(3,437)	(506,312)	(12,803,998)

As of December 31, 2017	$1,314,402	$38,073,660	$826,268,919	$75,782	$7,675,798	$52,557	$20,761,439	$894,222,557

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2018	$1,314,402	$38,073,660	$826,268,919	$75,782	$7,675,798	$52,557	$20,761,439	$894,222,557
Additions	—	—	—	—	—	—	17,579,689	17,579,689
Disposals	—	(64,878)	(2,330,437)	(18,363)	(40,199)	—	—	(2,453,877)
Disposal of subsidiaries	—	—	(224,895)	—	(6,515)	(2,226)	—	(233,636)
Transfers and reclassifications	—	375,854	27,447,023	8,884	433,665	2,049	(27,693,591)	573,884
Exchange effect	—	(78,334)	2,527,895	52	(5,848)	1,069	(96,774)	2,348,060

As of December 31, 2018	$1,314,402	$38,306,302	$853,688,505	$66,355	$8,056,901	$53,449	$10,550,763	$912,036,677

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2017	$—	$15,612,462	$629,903,740	$56,356	$5,198,998	$61,938	$5,949	$650,839,443
Depreciation	—	1,492,606	48,961,521	5,639	502,971	2,383	—	50,965,120
Disposals	—	—	(3,172,320)	(5,774)	(39,914)	(12,742)	—	(3,230,750)
Transfers and reclassifications	—	—	(7,563)	1,587	5,976	—	—	—
Exchange effect	—	(144,215)	(9,913,521)	(777)	(31,049)	(3,375)	—	(10,092,937)

As of December 31, 2017	$—	$16,960,853	$665,771,857	$57,031	$5,636,982	$48,204	$5,949	$688,480,876

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2018	$—	$16,960,853	$665,771,857	$57,031	$5,636,982	$48,204	$5,949	$688,480,876
Depreciation	—	1,535,409	47,871,174	6,080	533,628	2,298	—	49,948,589
Disposals	—	(57,812)	(2,286,359)	(17,963)	(25,467)	—	—	(2,387,601)
Disposal of subsidiaries	—	—	(180,843)	—	(5,264)	(2,014)	—	(188,121)
Transfers and reclassifications	—	297	(3,164)	—	2,867	—	—	—
Exchange effect	—	26,497	3,302,523	286	5,941	1,092	—	3,336,339

As of December 31, 2018	$—	$18,465,244	$714,475,188	$45,434	$6,148,687	$49,580	$5,949	$739,190,082

The thin-film solar cell and module industry has undergone challenging business conditions and experienced pricing declines indirectly due to oversupply of inventory in the silicon solar cell industry and the reductions in government supported incentives. The Company considered that the thin-film solar cell and module business had an indication of possible impairment and performed an impairment test for the CGU composed of property, plant and equipment used in the manufacturing of thin-film solar cells and modules.

In 2016, the Company determined the recoverable amount of the CGU to be NT$1,169 million based on the fair value less costs of disposal. Its fair value measurement was classified as Level 3 of the fair value hierarchy. External independent appraisers are involved in fair value measurement using a cost method. After considering the relevant objective evidence, the key assumptions used included replacement costs, residual value and remaining useful life of the existing assets. The impairment test revealed that the recoverable amount was less than the carrying amount. The Company recorded in the net other operating income and expenses an impairment loss of NT$455 million for the year ended December 31, 2016, all of which came from new business segment.

In 2017 and 2018, the Company determined that the recoverable amount based on the fair value less costs of disposal was higher than the carrying amount of the CGU and therefore there was no impairment recognized.

Please refer to Note 8 for property, plant and equipment pledged as collateral.

The amounts of total interest expense before capitalization of borrowing costs were NT$1,407 million, NT$2,407 million and NT$2,769 million for the years ended December 31, 2016, 2017 and 2018, respectively. Details of capitalized borrowing costs are as follows:

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Total interest capitalized	$157,210	$—	$—
Interest rates applied	1.52%~2.01%	—	—

(10)	Intangible Assets

	As of December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Goodwill	$15,188	$15,012
Software	410,712	524,155
Patents and technology license fees	2,102,561	1,668,218
Others	1,259,048	784,419

Net	$3,787,509	$2,991,804

Cost:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2017	$15,188	$903,993	$4,534,340	$3,429,640	$8,883,161
Additions	—	3,566	38,928	1,145,110	1,187,604
Disposals	—	(95,505)	—	(1,009,051)	(1,104,556)
Reclassifications	—	278,650	—	—	278,650
Exchange effect	—	(9,978)	114,483	6	104,511

As of December 31, 2017	$15,188	$1,080,726	$4,687,751	$3,565,705	$9,349,370

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2018	$15,188	$1,080,726	$4,687,751	$3,565,705	$9,349,370
Additions	—	—	214,278	612,253	826,531
Disposals	—	(422,591)	(179,418)	(987,841)	(1,589,850)
Disposal of subsidiaries	(176)	—	—	—	(176)
Reclassifications	—	474,127	—	—	474,127
Exchange effect	—	(6,458)	(210,982)	(1)	(217,441)

As of December 31, 2018	$15,012	$1,125,804	$4,511,629	$3,190,116	$8,842,561

Accumulated Amortization and Impairment:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2017	$—	$433,537	$2,143,372	$2,217,949	$4,794,858
Amortization	—	337,376	483,940	1,097,754	1,919,070
Disposals	—	(95,505)	—	(1,009,051)	(1,104,556)
Exchange effect	—	(5,394)	(42,122)	5	(47,511)

As of December 31, 2017	$—	$670,014	$2,585,190	$2,306,657	$5,561,861

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2018	$—	$670,014	$2,585,190	$2,306,657	$5,561,861
Amortization	—	357,624	468,296	1,086,882	1,912,802
Disposals	—	(422,591)	(179,418)	(987,841)	(1,589,850)
Exchange effect	—	(3,398)	(30,657)	(1)	(34,056)

As of December 31, 2018	$—	$601,649	$2,843,411	$2,405,697	$5,850,757

The amortization amounts of intangible assets are as follows:

	For the years ended December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Operating costs	$799,215	$758,050

Operating expenses	$1,119,855	$1,154,752

(11)	Short-Term Loans

	As of December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured bank loans	$19,159,298	$7,780,552
Unsecured other loans	6,286,242	5,323,256

Total	$25,445,540	$13,103,808

	For the years ended December 31,
	2016	2017	2018
Interest rates applied	0.51%~4.60%	0.00%~4.35%	0.00%~4.55%

The Company’s unused short-term lines of credit amounted to NT$62,057 million and NT$77,658 million as of December 31, 2017 and 2018, respectively.

(12)	Bonds Payable

	As of December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured domestic bonds payable	$31,200,000	$23,700,000
Unsecured convertible bonds payable	18,196,332	18,196,332
Less: Discounts on bonds payable	(878,701)	(518,150)

Total	48,517,631	41,378,182
Less: Current portion	(24,841,770)	(2,499,235)

Net	$23,675,861	$38,878,947

A.	UMC issued domestic unsecured corporate bonds. The terms and conditions of the bonds were as follows:

Term	Issuance date	Issued amount	Coupon rate	Repayment
Seven-year	In early June 2012	NT$2,500 million	1.63%	Interest will be paid annually and the principal will be repayable in June 2019 upon maturity.

Five-year	In mid-March 2013	NT$7,500 million	1.35%	Interest will be paid annually and the principal has been fully repaid in March 2018.

Seven-year	In mid-March 2013	NT$2,500 million	1.50%	Interest will be paid annually and the principal will be repayable in March 2020 upon maturity.

Seven-year	In mid-June 2014	NT$2,000 million	1.70%	Interest will be paid annually and the principal will be repayable in June 2021 upon maturity.

Ten-year	In mid-June 2014	NT$3,000 million	1.95%	Interest will be paid annually and the principal will be repayable in June 2024 upon maturity.

Five-year	In late March 2017	NT$6,200 million	1.15%	Interest will be paid annually and the principal will be repayable in March 2022 upon maturity.

Seven-year	In late March 2017	NT$2,100 million	1.43%	Interest will be paid annually and the principal will be repayable in March 2024 upon maturity.

Five-year	In early October 2017	NT$2,000 million	0.94%	Interest will be paid annually and the principal will be repayable in October 2022 upon maturity.

Seven-year	In early October 2017	NT$3,400 million	1.13%	Interest will be paid annually and the principal will be repayable in October 2024 upon maturity.

B.	On May 18, 2015, UMC issued SGX-ST listed currency linked zero coupon convertible bonds. The terms and conditions of the bonds were as follows:

a.	Issue Amount: US$600 million

b.	Period: May 18, 2015 ~ May 18, 2020 (Maturity date)

c.	Redemption:

i.

UMC may redeem the bonds, in whole or in part, after 3 years of the issuance and prior to the maturity date, at the principal amount of the bonds with an interest calculated at the rate of -0.25% per annum (the Early Redemption Amount) if the closing price of the ordinary shares of UMC on the TWSE, for a period of 20 out of 30 consecutive trading days, the last of which occurs not more than 5 days prior to the date upon which notice of such redemption is published, is at least 125% of the conversion price. The Early Redemption Price will be converted into NTD based on the Fixed Exchange Rate (NTD 30.708=USD 1.00), and this fixed NTD amount will be converted using the prevailing rate at the time of redemption for payment in USD.

ii.	UMC may redeem the bonds, in whole, but not in part, at the Early Redemption Amount if at least 90% in principal amount of the bonds has already been converted, redeemed or repurchased and cancelled.

iii.

UMC may redeem all, but not part, of the bonds, at the Early Redemption Amount at any time, in the event of certain changes in the R.O.C.’s tax rules which would require UMC to gross up for payments of principal, or to gross up for payments of interest or premium.

iv.	All or any portion of the bonds will be redeemable at Early Redemption Amount at the option of bondholders on May 18, 2018 at 99.25% of the principal amount.

v.	Bondholders have the right to require UMC to redeem all of the bonds at the Early Redemption Amount if UMC’s ordinary shares cease to be listed on the Taiwan Stock Exchange.

vi.

In the event that a change of control as defined in the indenture of the bonds occurs to UMC, the bondholders shall have the right to require UMC to redeem the bonds, in whole but not in part, at the Early Redemption Amount.

d.	Terms of Conversion:

i.	Underlying Securities: Ordinary shares of UMC

ii.

Conversion Period: The bonds are convertible at any time on or after June 28, 2015 and prior to May 8, 2020, into UMC ordinary shares; provided, however, that if the exercise date falls within 5 business days from the beginning of, and during, any closed period, the right of the converting holder of the bonds to vote with respect to the shares it receives will be subject to certain restrictions.

iii.

Conversion Price and Adjustment: The conversion price was originally NT$17.50 per share. The conversion price will be subject to adjustments upon the occurrence of certain events set out in the indenture. The conversion price was NT$14.8157 per share on December 31, 2018.

e.	Redemption on the Maturity Date: On the maturity date, UMC will redeem the bonds at 98.76% of the principal amount unless, prior to such date:

i.	UMC shall have redeemed the bonds at the option of UMC, or the bonds shall have been redeemed at option of the bondholder;

ii.	The bondholders shall have exercised the conversion right before maturity; or

iii.	The bonds shall have been redeemed or repurchased by UMC and cancelled.

In accordance with IAS 32, the value of the conversion right of the convertible bonds was determined at issuance and recognized in additional paid-in capital—stock options amounting to NT$1,894 million, after reduction of issuance costs amounting to NT$9 million. The effective interest rate on the liability component of the convertible bonds was determined to be 2.03%.

(13)	Long-Term Loans

a.	Details of long-term loans as of December 31, 2017 and 2018 are as follows:

	As of December 31,
Lenders	2017	2018	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Secured Long-Term Loan from Mega International Commercial Bank (1)	$4,000	$—	Effective November 21, 2013 to November 21, 2018. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Mega International Commercial Bank (2)	8,200	6,013	Effective July 3, 2017 to July 5, 2021. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (1)	16,853	—	Effective July 10, 2013 to July 10, 2018. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (2)	10,276	—	Effective February 13, 2015 to February 13, 2020. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (3)	13,382	—	Effective April 28, 2015 to April 28, 2020. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (4)	4,724	3,006	Effective August 10, 2015 to August 10, 2020. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (5)	95,135	83,243	Effective October 19, 2015 to October 19, 2025. Interest-only payment for the first year. Principal is repaid in 37 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (6)	1,476	—	Effective October 28, 2015 to April 28, 2020. Interest-only payment for the first half year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (7)	4,165	—	Effective November 20, 2015 to November 20, 2020. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan	300,000	1,000,000	Repayable quarterly from March 23, 2019 to December 23, 2021 with monthly interest payments.
Unsecured Syndicated Loans from Bank of Taiwan and 7 others	1,246,500	747,900	Repayable semi-annually from February 6, 2017 to February 6, 2020 with monthly interest payments.
Unsecured Long-Term Loan from Mega International Commercial Bank	474,356	—	Repayable quarterly from October 4, 2015 to October 4, 2018 with monthly interest payments.
Secured Syndicated Loans from China Development Bank and 6 others	29,989,811	28,987,895	Effective October 20, 2016 to October 20, 2024. Interest-only payment for the first and the second year. Principal is repaid in 13 semi-annual payments with semi-annual interest payments.

Subtotal	32,168,878	30,828,057
Less: Administrative expenses from syndicated loans	(3,542)	(1,842)
Less: Current portion	(2,522,052)	(2,622,161)

Total	$29,643,284	$28,204,054

	For the years ended December 31,
	2016	2017	2018
Interest rates applied	0.98%~4.66%	0.99%~4.66%	0.99%~5.56%

b.	Please refer to Note 8 for property, plant and equipment pledged as collateral for long- term loans.

c.

In 2014, UMC resolved to provide endorsement for NEXPOWER’s syndicated loan from banks including Bank of Taiwan. The maximum balance for the years ended December 31, 2017 and 2018 were NT$1,700 million and NT$2,448 million. As of December 31, 2017 and 2018, the actual amount provided were NT$1,247 million and NT$748 million, respectively.

d.

In 2016, HJ resolved to provide endorsement for USCXM’s syndicated loan from banks including China Development Bank. The maximum balance for the years ended December 31, 2017 and 2018 were NT$8,744 million and NT$9,021 million. As of December 31, 2017 and 2018, the actual amount provided were NT$6,063 million and NT$4,219 million, respectively.

e.

In 2017, UMC resolved to provide endorsement for USCXM’s syndicated loan from banks including China Development Bank. The maximum balance for the years ended December 31, 2017 and 2018 were US$310 million and US$503 million, respectively. As of December 31, 2017 and 2018, the actual amount provided was NT$9,093 million and $14,766 million, respectively.

(14)	Post-Employment Benefits

a.	Defined contribution plan

The employee pension plan under the Labor Pension Act of the R.O.C. (the Act) is a defined contribution plan. Pursuant to the plan, UMC and its domestic subsidiaries make monthly contributions of 6% based on each individual employee’s salary or wage to employees’ pension accounts. Pension benefits for employees of the Singapore branch and subsidiaries overseas are provided in accordance with the local regulations. Total pension expenses of NT$1,220 million, NT$1,256 million and NT$1,339 million are contributed by the Company for the years ended December 31, 2016, 2017 and 2018, respectively.

b.	Defined benefit plan

The employee pension plan mandated by the Labor Standards Act of the R.O.C. is a defined benefit plan. The pension benefits are disbursed based on the units of service years and average monthly salary prior to retirement according to the Labor Standards Act. Two units per year are awarded for the first 15 years of services while one unit per year is awarded after the completion of the 15th year and the total units will not exceed 45 units. The Company contributes an amount equivalent to 2% of the employees’ total salaries and wages on a monthly basis to the pension fund deposited with the Bank of Taiwan under the name of a pension fund supervisory committee. The pension fund is managed by the government’s designated authorities and therefore is not included in the Company’s consolidated financial statements. For the years ended December 31, 2016, 2017 and 2018, total pension expenses of NT$94 million, NT$80 million and NT$69 million, respectively, were recognized by the Company.

i.	Movements in present value of defined benefit obligation during the year:

	For the years ended December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Defined benefit obligation at beginning of year	$(5,482,265)	$(5,671,058)
Items recognized as profit or loss:
Service cost	(24,130)	(24,477)
Interest cost	(76,761)	(61,247)

Subtotal	(100,891)	(85,724)

Remeasurements recognized in other comprehensive income (loss):
Arising from changes in financial assumptions	(183,433)	(91,350)
Experience adjustments	13,233	(5,907)

Subtotal	(170,200)	(97,257)

Benefits paid	81,204	233,530
Other	1,094	—

Defined benefit obligation at end of year	$(5,671,058)	$(5,620,509)

ii.	Movements in fair value of plan assets during the year:

	For the years ended December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Beginning balance of fair value of plan assets	$1,513,371	$1,532,539
Items recognized as profit or loss:
Interest income on plan assets	21,187	16,552
Contribution by employer	93,466	95,577
Payment of benefit obligation	(81,204)	(233,530)
Remeasurements recognized in other comprehensive income (loss):
Return on plan assets, excluding amounts included in interest income	(13,986)	42,197
Other	(295)	—

Fair value of plan assets at end of year	$1,532,539	$1,453,335

The actual returns on plan assets of the Company for the years ended December 31, 2017 and 2018 were NT$7 million and NT$59 million, respectively.

iii.	The defined benefit plan recognized on the consolidated balance sheets are as follows:

	As of December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Present value of the defined benefit obligation	$(5,671,058)	$(5,620,509)
Fair value of plan assets	1,532,539	1,453,335

Funded status	(4,138,519)	(4,167,174)

Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$(4,138,519)	$(4,167,174)

iv.	The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	As of December 31,
	2017	2018
Cash	25%	17%
Equity instruments	43%	51%
Debt instruments	26%	24%
Others	6%	8%

Employee pension fund is deposited under a trust administered by the Bank of Taiwan. The overall expected rate of return on assets is determined based on historical trend and actuaries’ expectations on the assets’ returns in the market over the obligation period. Furthermore, the utilization of the fund is determined by the labor pension fund supervisory committee, which also guarantees the minimum earnings to be no less than the earnings attainable from interest rates offered by local banks for two-year time deposits.

v.	The principal underlying actuarial assumptions are as follows:

	As of December 31,
	2017	2018
Discount rate	1.08%	0.91%
Rate of future salary increase	3.50%	3.50%

vi.	Expected future benefit payments are as follows:

Year	As of December 31, 2018
NT$
(In Thousands)
2019	$193,387
2020	211,679
2021	251,844
2022	304,317
2023	338,681
2024 and thereafter	4,846,688

Total	$6,146,596

The Company expects to make pension fund contribution of NT$96 million in 2019. The weighted-average durations of the defined benefit obligation are 11 years and 10 years as of December 31, 2017 and 2018, respectively.

vii.	Sensitivity analysis:

As of December 31, 2017
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Decrease (increase) in defined benefit obligation	$283,095	$(303,570)	$(266,069)	$251,815

As of December 31, 2018
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Decrease (increase) in defined benefit obligation	$262,909	$(281,037)	$(244,120)	$231,751

The sensitivity analyses above have been determined based on a method that extrapolates the impact on the net defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period.

(15)	Deferred Government Grants

	As of December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Beginning balance	$9,297,371	$14,595,546
Arising during the period	6,755,920	7,129,770
Recorded in profit or loss:
Other operating income	(1,469,616)	(3,885,722)
Exchange effect	11,871	(358,690)

Ending balance	$14,595,546	$17,480,904

Current	$2,821,467	$3,832,124
Noncurrent	11,774,079	13,648,780

Total	$14,595,546	$17,480,904

The significant government grants related to equipment acquisitions received by the Company are amortized as income over the useful lives of related equipment, and recorded in the net other operating income and expenses.

(16)	Refund Liabilities

As of December 31, 2018
NT$
(In Thousands)
Refund liabilities	$1,213,476

Under IFRS 15, the Company’s allowance for sales returns and discounts are presented as refund liabilities as a component of other current liabilities, different from its prior presentation as a contra-accounts to accounts receivable.

(17)	Equity

a.	Capital stock:

i.

UMC had 26,000 million common shares authorized to be issued as of December 31, 2017 and 2018, of which 12,624 million shares, and 12,424 million shares were issued as of December 31, 2017 and 2018, respectively, each at a par value of NT$10.

ii.

UMC had 144 million and 143 million ADSs, which were traded on the NYSE as of December 31, 2017 and 2018, respectively. The total number of common shares of UMC represented by all issued ADSs were 721 million shares and 717 million shares as of December 31, 2017 and 2018, respectively. One ADS represents five common shares.

iii.

On August 27, 2018, UMC cancelled 200 million shares of treasury stock, which were repurchased during the period from March 12 to May 4, 2018, for the purpose of maintaining UMC’s credit and stockholders’ rights and interests.

b.	Treasury stock:

i.

UMC carried out treasury stock program and repurchased its shares from the centralized securities exchange market. The purpose for repurchase, and changes in treasury stock during the years ended December 31, 2017 and 2018 are as follows:

For the year ended December 31, 2017 (In thousands of shares)

Purpose	As of January 1, 2017	Increase	Decrease	As of December 31, 2017
For transfer to employees	400,000	—	—	400,000

For the year ended December 31, 2018 (In thousands of shares)

Purpose	As of January 1, 2018	Increase	Decrease	As of December 31, 2018
For transfer to employees	400,000	—	200,000	200,000
To maintain UMC’s credit and stockholders’ rights and interests	—	480,000	200,000	280,000

	400,000	480,000	400,000	480,000

ii.

According to the Securities and Exchange Law of the R.O.C., the total shares of treasury stock shall not exceed 10% of UMC’s issued stock, and the total purchase amount shall not exceed the sum of the retained earnings, additional paid-in capital-premiums and realized additional paid-incapital. As of December 31, 2017 and 2018, the treasury stock held by UMC did not exceed the threshold.

iii.

In compliance with Securities and Exchange Law of the R.O.C., treasury stock held by the parent company should not be pledged, nor should it be entitled to voting rights or receiving dividends. Stock held by subsidiaries and associates is treated as treasury stock. According to the Company Act of R.O.C., these subsidiaries have the same rights as other stockholders except for subscription to new stock issuance and voting rights.

iv.

As of December 31, 2017 and 2018, UMC’s subsidiary, FORTUNE VENTURE CAPITAL CORP. (FORTUNE), held 16 million shares of UMC’s stock, while UMC’s associate, HSUN CHIEH INVESTMENT CO., LTD. (HSUN CHIEH), held 441 million shares of UMC’s stock and UMC’s associate, YANN YUAN INVESTMENT CO., LTD. (YANN YUAN), held 172 million shares of UMC’s stock. All of them held UMC’s stock as available-for-sale financial assets in 2017. In 2018, HSUN CHIEH measured UMC’s stock as financial assets at fair value through profit or loss while FORTUNE and YANN YUAN measured UMC’s stock as financial assets at fair value through other comprehensive income. The closing prices of UMC’s stock on December 31, 2017 and 2018 were NT$14.20 and NT$11.25, respectively.

c.	Retained earnings and dividend policies:

According to UMC’s amended Articles of Incorporation, current year’s earnings, if any, shall be distributed in the following order:

i.	Payment of taxes.

ii.	Making up loss for preceding years.

iii.	Setting aside 10% for legal reserve, except for when accumulated legal reserve has reached UMC’s paid-in capital.

iv.	Appropriating or reversing special reserve by government officials or other regulations.

v.

The remaining, plus the previous year’s unappropriated earnings, shall be distributed according to the distribution plan proposed by the Board of Directors according to the dividend policy and submitted to the stockholders’ meeting for approval.

Because UMC conducts business in a capital intensive industry and continues to operate in its growth phase, the dividend policy of UMC shall be determined pursuant to factors such as the investment environment, its funding requirements, domestic and overseas competitive landscape and its capital expenditure forecast, as well as stockholders’ interest, balancing dividends and UMC’s long-term financial planning. The Board of Directors shall propose the distribution plan and submit it to the stockholders’ meeting every year. The distribution of stockholders’ dividend shall be allocated as cash dividend in the range of 20% to 100%, and stock dividend in the range of 0% to 80%.

According to the regulations of Taiwan Financial Supervisory Commission (FSC), UMC is required to appropriate a special reserve in the amount equal to the sum of debit elements under equity, such as unrealized loss on financial instruments and debit balance of exchange differences on translation of foreign operations, at every year-end. Such special reserve is prohibited from distribution. However, if any of the debit elements is reversed, the special reserve in the amount equal to the reversal may be released for earnings distribution or offsetting accumulated deficits.

The distribution of earnings for 2017 was approved by the stockholders’ meeting held on June 20, 2018, while the distribution of earnings for 2018 was approved by the Board of Directors’ meeting on March 6, 2019. The details of distribution are as follows:

	Appropriation of earnings (in thousand NT dollars)		Cash dividend per share (NT dollars)
	2017	2018	2017	2018
Legal reserve	$962,873	$707,299
Special reserve	—	14,513,940
Cash dividends	8,557,023	6,916,105	$0.70	$0.58

The aforementioned 2017 distribution approved by stockholders’ meeting was consistent with the resolutions of meeting of Board of Directors held on March 7, 2018.

The cash dividend per share for 2017 was adjusted to NT$0.71164307 per share according to the resolution of the Board of Directors’ meeting on June 12, 2018. The adjustment was made for the decrease in outstanding common shares due to the share repurchase program.

The appropriation of the 2018 unappropriated retained earnings has not yet been approved by the stockholder’s meeting as of the reporting date. Information relevant to the Board of Directors’ meeting recommendations and stockholders’ meeting approval can be obtained from the “Market Observation Post System” on the website of the TWSE.

Please refer to Note 6(20) for information on the employees’ compensation and directors’ compensation.

d.	Non-controlling interests:

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Beginning balance	$2,027,065	$2,161,729	$956,808
Impact of retroactive applications	—	—	1,597

Adjusted balance at January 1	2,027,065	2,161,729	958,405
Attributable to non-controlling interests:
Net loss	(4,452,585)	(2,997,469)	(4,429,938)
Other comprehensive income (loss)	(32,318)	(111,601)	(103,894)
Changes in subsidiaries’ ownership	567,073	(999,151)	(278,613)
Disposal of subsidiaries	—	—	(7,074)
Derecognition of the non-controlling interests	4,052,494	2,903,300	4,327,882

Ending balance	$2,161,729	$956,808	$466,768

(18)	Share-Based Payment

In order to attract, retain talents and reward the employees for their productivity and loyalty, the Company carried out a compensation plan to offer 200 million shares of treasury stock to employees in August 2018. The compensation cost for the shared-based payment was measured at fair value, having recognized in expense the difference between the closing quoted market price of the shares at the grant date and the cash received from employees. The closing quoted market price of the Company’s shares on the grant date was NT$16.95 per share. For the stocks vested on the date of grant, the Company recognized the entire compensation cost on the grant date, whereas for the stocks with requisite service conditions to vest at the end of one or two-years from the date of grant, the Company recognizes the compensation cost on a straight-line basis over the period in which the services conditions are fulfilled, together with a corresponding increase in equity. As such, for the year ended December 31, 2018, total compensation cost of NT$696 million was recognized by the Company.

(19)	Operating Revenues

a.	Disaggregation of revenue

2016 and 2017

i.	Operating Revenues

	For the years ended December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Net sales
Sale of goods	$142,816,919	$142,957,544
Other operating revenues
Royalty	11,757	6,817
Mask tooling	3,676,365	3,334,844
Others	1,365,083	2,985,501

Operating revenues	$147,870,124	$149,284,706

ii.	By geography

	For the years ended December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Taiwan	$46,493,583	$48,952,219
Singapore	26,753,960	30,798,270
China (includes Hong Kong)	13,732,391	18,971,866
Japan	4,501,057	4,694,277
USA	13,713,202	18,208,227
Europe	29,253,755	14,329,730
Others	13,422,176	13,330,117

Total	$147,870,124	$149,284,706

2018

i.	By product

For the year ended December 31, 2018
NT$
(In Thousands)
Wafer	$142,550,304
Others	8,702,267

Total	$151,252,571

ii.	By operating segments

	For the year ended December 31, 2018
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Revenue from contracts with customers	$151,023,932	$247,929	$151,271,861	$(19,290)	$151,252,571

The timing of revenue recognition:
At a point in time	$146,247,350	$247,929	$146,495,279	$(19,290)	$146,475,989
Over time	4,776,582	—	4,776,582	—	4,776,582

Total	$151,023,932	$247,929	$151,271,861	$(19,290)	$151,252,571

iii.	By geography

	For the year ended December 31, 2018
	Taiwan	Singapore	China (includes Hong Kong)	Japan	USA	Europe	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Revenue from contracts with customers	$55,092,681	$24,820,196	$18,504,881	$5,896,313	$23,555,105	$12,527,894	$10,855,501	$151,252,571

The timing of revenue recognition:
At a point in time	$54,963,771	$24,791,908	$14,889,672	$5,889,277	$23,536,756	$11,551,052	$10,853,553	$146,475,989
Over time	128,910	28,288	3,615,209	7,036	18,349	976,842	1,948	4,776,582

Total	$55,092,681	$24,820,196	$18,504,881	$5,896,313	$23,555,105	$12,527,894	$10,855,501	$151,252,571

Note A:	The Company adopted IFRS 15 on January 1, 2018. The Company elected not to restate prior periods in accordance with the transition provision in IFRS 15.

Note B:	The geographic breakdown of the Company’s operating revenues was based on the location of the Company’s customers.

b.	Contract balances

i.	Contract assets, current

	As of
	January 1, 2018	December 31, 2018	Differences
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$129,042	$486,184	$357,142
Less: Loss allowance	—	(393,974)	(393,974)

Net	$129,042	$92,210	$(36,832)

The significant increase in gross amount of contract assets in 2018 is the result of the increase in joint technology development services during the year.

The loss allowance was assessed by the company primarily at an amount equal to lifetime expected credit losses for the year ended December 31, 2018. The loss allowance is mainly resulted from the indictment filed by the United States Department of Justice (DOJ) against UMC, which is related to the joint technology development agreement. Please refer to Note 9(8).

ii.	Contract liabilities, current

As of
	January 1, 2018	December 31, 2018	Differences
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$3,951,414	$932,371	$(3,019,043)

Contract liabilities are prepayments from customers for wafer sales and joint technology development services. The outstanding balances of this account decreased in 2018 due to the Company continuing to provide services and recognizing revenue during the year.

The Company recognized NT$3,815 million in revenues from the current contract liabilities balance at the beginning of the period as performance obligations were satisfied during the year.

c.

The Company’s transaction price allocated to unsatisfied performance obligations amounted to NT$3,148 million as of December 31, 2018. The Company will recognize revenue as the Company satisfies its performance obligations over time that aligns with progress toward completion of a contract in the future. As of the report date, the progress cannot be reliably estimated primarily due to the suspension as disclosed in Note 9(8). The estimate of the transaction price does not include any estimated amounts of variable consideration that are constrained.

d.	Asset recognized from the cost to fulfill a contract with customer

As of December 31, 2018, the Company recognized the cost to fulfill engineering and service contracts that are eligible for capitalization as assets which amounted to NT$567 million and accounted for as other current assets. Subsequently, the Company will expense to operating costs from the cost to fulfill a contract when the related obligations are satisfied.

(20)	Operating Costs and Expenses

The Company’s employee benefit, depreciation and amortization expenses are summarized as follows:

	For the years ended December 31,
	2016			2017			2018
	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total
	NT$ (In Thousands)			NT$ (In Thousands)			NT$ (In Thousands)
Employee benefit expenses
Salaries	$14,839,388	$6,781,877	$21,621,265	$16,676,560	$7,045,487	$23,722,047	$17,694,175	$7,780,063	$25,474,238
Labor and health insurance	802,913	351,873	1,154,786	878,576	376,523	1,255,099	882,671	376,556	1,259,227
Pension	965,494	347,871	1,313,365	1,008,121	327,454	1,335,575	1,065,176	342,565	1,407,741
Other employee benefit expenses	231,270	90,402	321,672	259,701	118,422	378,123	289,395	111,734	401,129
Depreciation	46,805,589	2,790,138	49,595,727	47,820,812	3,003,855	50,824,667	47,086,993	2,689,314	49,776,307
Amortization	790,206	1,502,360	2,292,566	911,563	1,222,163	2,133,726	880,967	1,219,163	2,100,130

According to UMC’s Articles of Incorporation, the employees’ compensation and directors’ compensation shall be distributed in the following order:

UMC shall allocate no less than 5% of profit as employees’ compensation and no more than 0.1% of profit as directors’ compensation for each profitable fiscal year after offsetting any cumulative losses. The aforementioned employees’ compensation will be distributed in shares or cash. The employees of UMC’s subsidiaries who fulfill specific requirements stipulated by the Board of Directors may be granted such compensation. Directors may only receive compensation in cash. UMC may, by a resolution adopted by a majority vote at a meeting of the Board of Directors attended by two-thirds of the total number of directors, distribute the aforementioned employees’ compensation and directors’ compensation and report to the stockholders’ meeting for such distribution.

The Company estimates the amounts of the employees’ compensation and directors’ compensation and recognizes them in the profit or loss during the periods when earned for the years ended December 31, 2016, 2017 and 2018. The Board of Directors estimated the amount by taking into consideration the Articles of Incorporation, government regulations and industry averages. If the Board of Directors resolves to distribute employee compensation through stock, the number of stock distributed is calculated based on total employee compensation divided by the closing price of the day before the Board of Directors meeting. If the Board of Directors subsequently modifies the estimates significantly, the Company will recognize the change as an adjustment in the profit or loss in the subsequent period.

The distributions of employees’ compensation and directors’ compensation for 2016 and 2017 were reported to the stockholders’ meeting on June 8, 2017 and June 12, 2018, respectively, while the distributions of employees’ compensation and directors’ compensation for 2018 were approved through the Board of Directors’ meeting on March 6, 2019. The details of distribution are as follows:

	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Employees’ compensation—Cash	$930,551	$1,032,324	$1,400,835
Directors’ compensation	9,714	11,452	7,624

The aforementioned 2016 and 2017 employees’ compensation and directors’ compensation reported during the stockholders’ meeting were consistent with the resolutions of meeting of Board of Directors held on February 22, 2017 and March 7, 2018, respectively.

Information relevant to the aforementioned employees’ compensation and directors’ compensation can be obtained from the “Market Observation Post System” on the website of the TWSE.

(21)	Net Other Operating Income and Expenses

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Gain on disposal of property, plant and equipment	$73,014	$82,397	$136,743
Impairment loss of property, plant and equipment	(455,076)	—	—
Government grants	243,150	1,710,176	5,220,746
Others	(124,213)	(138,878)	(240,605)

Total	$(263,125)	$1,653,695	$5,116,884

(22)	Non-Operating Income and Expenses

a.	Other gains and losses

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Gain (loss) on valuation of financial assets and liabilities at fair value through profit or loss	$150,770	$598,270	$(1,167,735)
Impairment loss:
Investments accounted for under the equity method	(837,153)	—	(46,225)
Available-for-sale financial assets, noncurrent	(492,140)	(664,948)	—
Financial assets measured at cost, noncurrent	(293,205)	(285,387)	—
Gain (loss) on disposal of investments	2,097,818	1,269,369	(19,286)
Others	233,310	76,788	104,956

Total	$859,400	$994,092	$(1,128,290)

b.	Finance costs

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Interest expenses
Bonds payable	$595,311	$763,124	$710,663
Bank loans	654,181	1,563,590	1,782,544
Others	91	80,158	275,465
Financial expenses	164,720	88,290	82,553

Total	$1,414,303	$2,495,162	$2,851,225

(23)	Components of Other Comprehensive Income (Loss)

	For the year ended December 31, 2016
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(75,893)	$—	$(75,893)	$12,899	$(62,994)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	2,459	—	2,459	—	2,459
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(1,815,947)	—	(1,815,947)	(620)	(1,816,567)
Unrealized gains or losses on available-for-sale financial assets	(287,866)	(1,681,770)	(1,969,636)	95,705	(1,873,931)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(331,615)	—	(331,615)	58,577	(273,038)

Total other comprehensive income (loss)	$(2,508,862)	$(1,681,770)	$(4,190,632)	$166,561	$(4,024,071)

	For the year ended December 31, 2017
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(184,186)	$—	$(184,186)	$31,311	$(152,875)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	1,221	—	1,221	—	1,221
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(5,975,203)	—	(5,975,203)	59,838	(5,915,365)
Unrealized gains or losses on available-for-sale financial assets	1,224,344	(642,905)	581,439	100,059	681,498
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	604,675	102,302	706,977	(135,989)	570,988

Total other comprehensive income (loss)	$(4,329,149)	$(540,603)	$(4,869,752)	$55,219	$(4,814,533)

	For the year ended December 31, 2018
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(55,060)	$—	$(55,060)	$32,647	$(22,413)
Unrealized gains or losses on financial assets at fair value through other comprehensive income	1,454,018	—	1,454,018	(419,198)	1,034,820
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss	(2,572)	—	(2,572)	514	(2,058)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(103,319)	—	(103,319)	27,741	(75,578)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(47,417)	408	(47,009)	(28,845)	(75,854)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(11,069)	(12,897)	(23,966)	659	(23,307)

Total other comprehensive income (loss)	$1,234,581	$(12,489)	$1,222,092	$(386,482)	$835,610

(24)	Income Tax

a.	The major components of income tax expense for the years ended December 31, 2016, 2017 and 2018 were as follows:

i.	Income tax expense recorded in profit or loss

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Current income tax expense (benefit):
Current income tax charge	$3,502,195	$2,467,004	$(264,909)
Adjustments in respect of current income tax of prior periods	(424,939)	(364,951)	(899,219)
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	(2,770,767)	(1,033,142)	1,350,028
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	(54,519)	(424,608)	(335,367)
Deferred income tax related to changes in tax rates	—	12,477	(842,123)
Adjustment of prior year’s deferred income tax	53,322	9,233	(2,744)
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	247,232	326,468	(135,543)

Income tax expense (benefit) recorded in profit or loses	$552,524	$992,481	$(1,129,877)

ii.	Income tax related to components of other comprehensive income (loss)

Items that will not be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Remeasurements of defined benefit pension plans	$12,899	$31,311	$11,012
Unrealized gains or losses on financial assets at fair value through other comprehensive income	—	—	(24,969)
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss	—	—	514
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	—	—	18,045
Deferred income tax related to changes in tax rates	—	—	(362,898)

Income tax related to items that will not be reclassified subsequently to profit or loss	$12,899	$31,311	$(358,296)

Items that may be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Exchange differences on translation of foreign operations	$(620)	$59,838	$(24,339)
Unrealized gains or losses on available-for-sale financial assets	95,705	100,059	—
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	58,577	(135,989)	1,847
Deferred income tax related to changes in tax rates	—	—	(5,694)

Income tax related to items that may be reclassified subsequently to profit or loss	$153,662	$23,908	$(28,186)

iii.	Deferred income tax recognized directly to equity

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	$1,608	$227	$(414)
Deferred income tax related to changes in tax rates	—	—	(57,140)

Income tax recognized directly to equity	$1,608	$227	$(57,554)

b.	A reconciliation between income tax expense and income before tax at UMC’s applicable tax rate was as follows:

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Income before tax	$4,721,086	$7,671,710	$2,117,920

At UMC’s statutory income tax rate	802,584	1,304,191	423,584
Adjustments in respect of current income tax of prior periods	(424,939)	(364,951)	(899,219)
Net change in loss carry-forward and investment tax credits	1,327,716	564,742	2,239,058
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	253,100	330,228	49,625
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income	(1,707,646)	(1,549,018)	(451,589)
Investment gain	(658,375)	(639,979)	(886,546)
Dividend income	(88,518)	(83,154)	(112,810)
Others	254,903	259,590	140,278
Basic tax	70,316	33,207	—
Estimated income tax on unappropriated earnings	(299,338)	38,069	(849,328)
Deferred income tax related to changes in tax rates	—	12,477	(842,123)
Effect of different tax rates applicable to UMC and its subsidiaries	(13,103)	(21,615)	(118,404)
Taxes withheld in other jurisdictions	753,752	868,106	48,291
Others	282,072	240,588	129,306

Income tax expense (benefit) recorded in profit or loss	$552,524	$992,481	$(1,129,877)

c.	Significant components of deferred income tax assets and liabilities were as follows:

	As of December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Deferred income tax assets
Depreciation	$2,064,726	$1,930,388
Loss carry-forward	425,247	502,331
Pension	697,478	825,792
Refund liabilities	—	232,854
Allowance for sales returns and discounts	171,213	—
Allowance for inventory valuation losses	365,658	416,270
Investment loss	262,346	748,983
Unrealized profit on intercompany sales	1,626,072	1,703,942
Investment tax credits	—	336,869
Deferred revenue	452,907	—
Others	50,482	98,367

Total deferred income tax assets	6,116,129	6,795,796

Deferred income tax liabilities
Unrealized exchange gain	(348,198)	(535,595)
Depreciation	(306,472)	(440,524)
Investment gain	(1,139,940)	(513,322)
Convertible bond option	(176,361)	(139,693)
Amortizable assets	(353,477)	(342,607)
Others	(2,775)	(7,768)

Total deferred income tax liabilities	(2,327,223)	(1,979,509)

Net deferred income tax assets	$3,788,906	$4,816,287

d.	Movement of deferred tax

	For the years ended December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Balance at January 1	$2,624,599	$3,788,906
Impact of retroactive applications	—	1,515,238

Adjusted balance at January 1	2,624,599	5,304,144
Amounts recognized in profit or loss during the period	1,109,572	(34,251)
Amounts recognized in other comprehensive income	55,219	(386,482)
Amounts recognized in equity	227	(57,554)
Exchange adjustments	(711)	(9,570)

Balance at December 31	$3,788,906	$4,816,287

e.

The Company is subject to taxation in Taiwan and other foreign jurisdictions. As of December 31, 2018, income tax returns of UMC and its subsidiaries in Taiwan have been examined by the tax authorities through 2014, while in other foreign jurisdictions, relevant tax authorities have completed the examination through 2010.

f.	UMC was granted income tax exemption for several periods with respect to income derived from the expansion of operations. The income tax exemption will expire on December 31, 2020.

g.	The information of the unused tax loss carry-forward for which no deferred income tax assets have been recognized was as follows:

	As of December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Expiry period
1-5 years	$14,881,800	$27,072,604
6-10 years	15,055,903	10,799,310
more than 10 years	5,105	5,043

Total	$29,942,808	$37,876,957

h.	As of December 31, 2017 and 2018, deductible temporary differences for which no deferred income tax assets have been recognized amounted to NT$7,141 million and NT$5,971 million, respectively.

i.	UMC’s earnings generated in and prior to the year ended December 31, 1997 have been fully appropriated.

j.

As of December 31, 2017 and 2018, the taxable temporary differences of unrecognized deferred tax liabilities associated with investments in subsidiaries amounted to NT$9,289 million and NT$11,036 million, respectively.

k.	According to the amendments to the R.O.C. Income Tax Act, effective from 2018, the corporate income tax rate is raised from 17% to 20%, and the 10% undistributed earnings tax is lowered to 5%.

(25)	Earnings Per Share

a.	Earnings per share-basic

Basic earnings per share amounts are calculated by dividing the net income for the year attributable to ordinary equity holders of the parent company by the weighted-average number of ordinary shares outstanding during the year. The reciprocal stockholdings held by subsidiaries and associates are deducted from the computation of weighted-average number of shares outstanding.

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$8,621,147	$9,676,698	$7,677,735

Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,098,826	11,994,760	11,889,723

Earnings per share-basic (NTD)	$0.71	$0.81	$0.65

b.	Earnings per share-diluted

Diluted earnings per share is calculated by taking basic earnings per share plus the effect of additional common shares that would have been outstanding if the dilutive share equivalents had been issued. The net income attributable to ordinary equity holders of the parent company would be also adjusted for the interest and other income or expenses derived from any underlying dilutive share equivalents, such as convertible bonds. For employees’ compensation that may be distributed in shares, the number of shares to be distributed is taken into consideration assuming the distribution will be made entirely in shares when calculating diluted earnings per share.

	For the years ended December 31,
	2016	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Net income attributable to the parent company	$8,621,147	$9,676,698	$7,677,735
Effect of dilution
Unsecured convertible bonds	282,325	288,091	283,349

Income attributable to stockholders of the parent	$8,903,472	$9,964,789	$7,961,084

Weighted-average number of common stocks for basic earnings per share (thousand shares)	12,098,826	11,994,760	11,889,723
Effect of dilution
Employees’ compensation	99,122	83,981	137,511
Unsecured convertible bonds	1,152,306	1,193,935	1,243,599

Weighted-average number of common stocks after dilution (thousand shares)	13,350,254	13,272,676	13,270,833

Earnings per share-diluted (NTD)	$0.67	$0.75	$0.60

(26)	Reconciliation of Liabilities Arising from Financing Activities

For the year ended December 31, 2017

			Non-cash changes
	As of December 31, 2016	Cash Flows	Foreign exchange	Other (Note 1)	As of December 31, 2017
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Short-term loans	$20,550,801	$5,878,717	$(1,064,017)	$80,039	$25,445,540
Long-term loans (current portion included)	29,248,690	4,398,112	(1,483,165)	1,699	32,165,336
Bonds payable (current portion included)	41,980,931	6,184,215	—	352,485	48,517,631
Guarantee deposits (current portion included)	491,089	110,363	(36,876)	—	564,576
Other financial liabilities-noncurrent	20,311,688	—	(195,611)	370,042	20,486,119

For the year ended December 31, 2018

			Non-cash changes
	As of December 31, 2017	Cash Flows	Foreign exchange	Other (Note 1)	As of December 31, 2018
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Short-term loans	$25,445,540	$(12,288,248)	$(292,466)	$238,982	$13,103,808
Long-term loans (current portion included)	32,165,336	(1,880,197)	556,777	(15,701)	30,826,215
Bonds payable (current portion included)	48,517,631	(7,500,000)	—	360,551	41,378,182
Guarantee deposits (current portion included)	564,576	88,131	13,086	—	665,793
Other financial liabilities-noncurrent	20,486,119	—	(456,551)	380,787	20,410,355

Note 1: Other non-cash changes mainly consisted of discount amortization measured by the EIR method.

Note 2: Please refer to Note 9 (6) for more details on other financial liabilities-noncurrent.

(27)	Deconsolidation of Subsidiaries

UNISTARS CORP. (UNISTARS)

As UMC’s subsidiary disposed of all of its shares of UNISTARS in December 2018, the Company lost control of UNISTARS, derecognizing the relevant assets and liabilities of UNISTARS at the date when the control is lost.

a.	Derecognized assets and liabilities mainly consisted of:

NT$ (In Thousands)
Assets
Cash and cash equivalents	$14,430
Notes and accounts receivable	18,239
Inventories	46,717
Property, plant and equipment	45,515
Others	2,365

127,266

Liabilities
Short-term loans	(34,313)
Payables	(29,309)
Current portion of long-term liabilities	(11,899)
Long-term loans	(5,502)
Others	(2,872)

(83,895)

Net assets of the subsidiary deconsolidated	$43,371

b.	Consideration received and loss recognized from the transaction:

NT$ (In Thousands)
Cash received	$4,617
Less: Net assets of the subsidiary deconsolidated	(43,371)
Add: Non-controlling interests	7,074
Less: Goodwill	(176)

Loss on disposal of subsidiary	$(31,856)

Loss on disposal of subsidiary for the year ended December 31, 2018 was recognized as other gains and losses in the consolidated statement of comprehensive income.

c.	Analysis of net cash outflow arising from deconsolidation of the subsidiary:

NT$ (In Thousands)
Cash received	$4,617
Net cash of subsidiary derecognized	(14,430)

Net cash outflow from deconsolidation	$(9,813)